Acquisitions and divestments - Text Details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 30, 2022 EUR (€)	Feb. 09, 2021 $ / shares
Acquisitions and divestments [Line Items]
Aggregated net cash outflow for acquisitions	€ 139
Other non-current financial assets	660	€ 630	€ 430
Losses on disposals of other remaining business	109	43	€ 30
Aging & Caregiving [member]
Acquisitions and divestments [Line Items]
Other non-current financial assets		40
Losses on disposals of other remaining business		75
Acquisitions and divestments [Domain]
Acquisitions and divestments [Line Items]
Aggregated net cash outflow for acquisitions	359	2,824
Contingent consideration recognised as of acquisition date	96
Goodwill recognised as of acquisition date		2,113		€ 307
Identifiable intangible assets recognised as of acquisition date	179	840
Deferred tax assets recognised as of acquisition date	20
Deferred tax liabilities recognised as of acquisition date	43	206
Remaining two acquisitions [Member]
Acquisitions and divestments [Line Items]
Contingent consideration recognised as of acquisition date	61
Goodwill recognised as of acquisition date	130
Identifiable intangible assets recognised as of acquisition date	95
Deferred tax liabilities recognised as of acquisition date	23
Vesper Medical [Member]
Acquisitions and divestments [Line Items]
Goodwill recognised as of acquisition date	177
Identifiable intangible assets recognised as of acquisition date	84
Deferred tax assets recognised as of acquisition date	15
Deferred tax liabilities recognised as of acquisition date	(20)
Cash transferred	€ 227
Discount rate applied to cash flow projections	12.00%
Vesper Medical [Member] | Business combinations [member]
Acquisitions and divestments [Line Items]
Discount rate applied to cash flow projections	12.00%
Vesper Medical [Member] | At fair value [member]
Acquisitions and divestments [Line Items]
Contingent consideration recognised as of acquisition date	€ 34
Vesper Medical [Member] | Carrying amount [member]
Acquisitions and divestments [Line Items]
Contingent consideration recognised as of acquisition date	€ 44
BioTelemetry [Member]
Acquisitions and divestments [Line Items]
Aggregated net cash outflow for acquisitions		2,132
Contingent consideration recognised as of acquisition date		(16)
Goodwill recognised as of acquisition date		1,790
Identifiable intangible assets recognised as of acquisition date		623
Deferred tax assets recognised as of acquisition date		77
Deferred tax liabilities recognised as of acquisition date		(160)
Cash transferred		€ 2,337
Discount rate applied to cash flow projections		10.00%
Purchase price per share | $ / shares					$ 72
Settled liabilities, contingent liabilities recognised in business combination		€ 172
Useful life measured as period of time, intangible assets other than goodwill		14 years
Revenue of acquiree since acquisition date		€ 387
Profit (loss) of acquiree since acquisition date		32
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		40
Capsule Technologies [Member]
Acquisitions and divestments [Line Items]
Aggregated net cash outflow for acquisitions		520
Goodwill recognised as of acquisition date		322
Identifiable intangible assets recognised as of acquisition date		217
Deferred tax assets recognised as of acquisition date		17
Deferred tax liabilities recognised as of acquisition date		(46)
Cash transferred		€ 539
Discount rate applied to cash flow projections		12.00%
Useful life measured as period of time, intangible assets other than goodwill		17 years
Revenue of acquiree since acquisition date		€ 75
Profit (loss) of acquiree since acquisition date		10
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		€ 11